UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PEQUOT CAPITAL MANAGEMENT, INC.
Address: 187 DANBURY ROAD
         WILTON, CT  06897

13F File Number:  28-04495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      ARYEH DAVIS
Title:     COO, CCO, GENERAL COUNSEL & SECRETARY
Phone:     (203) 429-2200

Signature, Place, and Date of Signing:

/s/ Aryeh Davis           Wilton, CT/USA         February 04, 2010
------------------       ----------------       --------------------
 [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     1
                                            --------------

Form 13F Information Table Value Total:     $16,347
                                            --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                       COM       460951106      16347  212821  SH        SOLE                   212821
